Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 414
Ending balance	447	$ 414
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,370	1,494
Capital expenditures	59	24
Leases	80	52
Acquisitions	2
Removed from service	(156)	(151)
Disposals of businesses and property	(88)
Translation and other, net	29	(49)
Ending balance	1,296	1,370
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(956)	(992)
Depreciation	(116)	(140)
Removed from service	156	151
Disposals of businesses and property	78
Translation and other, net	(11)	25
Ending balance	(849)	(956)
Land, buildings and building improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	312
Ending balance	326	312
Land, buildings and building improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	838	923
Capital expenditures	19	11
Leases	65	39
Acquisitions	1
Removed from service	(70)	(100)
Disposals of businesses and property	(64)
Translation and other, net	12	(35)
Ending balance	801	838
Land, buildings and building improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(526)	(567)
Depreciation	(67)	(73)
Removed from service	70	100
Disposals of businesses and property	56
Translation and other, net	(8)	14
Ending balance	(475)	(526)
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	48
Ending balance	55	48
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	267	300
Capital expenditures	23	7
Leases	14	11
Acquisitions	1
Removed from service	(73)	(41)
Disposals of businesses and property	(9)
Translation and other, net	5	(10)
Ending balance	228	267
Computer equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(219)	(216)
Depreciation	(33)	(50)
Removed from service	73	41
Disposals of businesses and property	9
Translation and other, net	(3)	6
Ending balance	(173)	(219)
Furniture, fixtures and other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	54
Ending balance	66	54
Furniture, fixtures and other equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	265	271
Capital expenditures	17	6
Leases	1	2
Acquisitions	0
Removed from service	(13)	(10)
Disposals of businesses and property	(15)
Translation and other, net	12	(4)
Ending balance	267	265
Furniture, fixtures and other equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(211)	(209)
Depreciation	(16)	(17)
Removed from service	13	10
Disposals of businesses and property	13
Translation and other, net	0	5
Ending balance	$ (201)	$ (211)